General Information and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
During the year ended December 31, 2023, the Company held
100% interest in the below companies, each owning one vessel.

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary		Dead Weight Tonnage (“dwt”)	Acquisition Date	Disposal Date
Clean Power Inc.	5/2/2007	Magic Wand		47,000	9/1/2008	—
MR Roi Inc.	5/2/2007	Clean Thrasher		47,000	27/2/2008	—
King of Hearts Inc.	17/3/2008	Clean Sanctuary		46,000	14/7/2009	—
Nirvana Product Trading Inc	25/2/2022	Clean Nirvana		50,000	28/3/2022	—
Volume Jet Trading Inc.	25/2/2022	Clean Justice		46,000	31/5/2022	—
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted		160,000	3/6/2022	—
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia		160,000	3/6/2022	—
Haven Exotic Trading Inc.	31/1/2023	Eco Wildfire		33,000	28/3/2023	—
Blue Oddysey International Inc.	31/1/2023	Glorieuse		38,000	27/3/2023	—
Tankpunk Inc.	6/1/2008	Stealth Berana	**	115,804	26/7/2010	—
Drybulk International Trading and Shipping Inc.*	4/7/2022	Eco Bushfire		32,000	21/9/2022	21/6/2023
Raw Commodities & Exports Inc.*	4/7/2022	Eco Angelbay		32,000	19/10/2012	21/6/2023

*	Consolidated by the Company up to June 21, 2023, the date the Spin-off of C3is Inc. was completed.
**	This vessel was sold on July 14, 2023 (Note 3).
Prior to the
Spin-Off,
the Company was dependent upon StealthGas Inc. for a major part of its working capital and financing requirements as StealthGas Inc. used a centralized approach to cash management and financing of its operations. Financial transactions relating to the Company were accounted for through the net parent investment account.

Summary of Percentage of Company's Revenues
During 2021, 2022 and 2023 four, two and one charterers, respectively, accounted for
10%
or more of the Company’s revenues.

	Year ended December 31,
Charterer	2021	2022	2023
A	—	—	21%
B	16%	—	—
C	15%	—	—
D	15%	—	—
E	15%	—	—
F	—	16%	—
G	—	17%	—

Schedule of Distribution of Assets and Liabilities to its Wholly-Owned Subsidiary C3is Inc
The assets and liabilities of C3is on June 21, 2023, were as follows:

June 21, 2023
Cash and cash equivalents	5,000,000
Trade and other receivables	877,202
Inventories	124,813
Advances and prepayments	192,961
Due from related party	188,750
Vessels, net (after impairment of $8,996,023)	28,500,000
Trade accounts payable	816,187
Accrued and other liabilities	357,647
Deferred income	115,940
Net assets of C3is distributed to stockholders and warrantholders	33,593,952
Less investment in preferred shares of C3is issued as part of Spin-off	(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders	20,957,952